Cover	6 Months Ended
Jan. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001905088
Document Type	N-CSRS
Entity Registrant Name	ARK Venture Fund
Document Period End Date	Jan. 31, 2025
Amendment Flag	false